Statement of Changes in Shareholders’ Equity - 5 months ended Dec. 31, 2020 - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jul. 28, 2020
Balance (in Shares) at Jul. 28, 2020
Issuance of Class B ordinary shares to Sponsor		$ 694	24,306		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		6,937,500
Sale of units in initial public offering, gross	$ 2,775		266,137,725		266,140,500
Sale of units in initial public offering, gross (in Shares)	27,750,000
Offering costs			(15,211,793)		(15,211,793)
Sale of private placement warrants to Sponsor in private placement			1,350,400		1,350,400
Shares subject to possible redemption	$ (2,136)		(213,594,024)		(213,596,160)
Shares subject to possible redemption (in Shares)	(21,359,616)
Net loss				(33,707,942)	(33,707,942)
Balance at Dec. 31, 2020	$ 639	$ 694	$ 38,706,614	$ (33,707,942)	$ 5,000,005
Balance (in Shares) at Dec. 31, 2020	6,390,384	6,937,500